COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming License in Sri Lanka (Detail) රු in Thousands, $ in Thousands	Jun. 28, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 LKR (රු)	Mar. 27, 2024 USD ($)
Sri Lanka License [Member]
Commitments and Contingencies [Line Items]
Minimum amount that has been invested in a casino which the company is required to operate				$ 500,000
Minimum amount to be invested in a casino				$ 100,000
Sri Lanka Agreement with the Board of Investment [Member]
Commitments and Contingencies [Line Items]
Amount of loan investment made		$ 20,000
Amount of equity investment made		19,624	රු 6,040,000
Percentage of committed investment amount to be funded by loan capital	80.00%
Percentage of committed investment amount to be funded by equity	20.00%
Obligated investment amount by (i) the date which is 24 months from June 28, 2024, or (ii) the date that the casino commences operations, which ever occurs first	$ 100,000
Sri Lanka Betting and Gaming Levy Act (as amended) [Member]
Commitments and Contingencies [Line Items]
Annual levy from the fiscal year in which it commences carrying on the business of gaming		1,709	500,000
Monthly gross collection levy threshold limit amount		$ 3	රු 1,000
Monthly gross collection levy rate		15.00%	15.00%